Property, Plant and Equipment, Net	12 Months Ended
Nov. 30, 2011
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

7.     Property, Plant and Equipment, Net

	November 30,
	2011	2010
Land	$1,421	$1,421
Buildings and leasehold improvements	15,122	13,728
Machinery and equipment	130,392	120,534

	146,935	135,683
Accumulated depreciation	(101,720)	(89,996)

	$45,215	$45,687

        Depreciation expense during the years ended November 30, 2011, 2010 and 2009 was $19,405, $18,436 and $18,197, respectively. For the years ended November 30, 2011, 2010 and 2009 the Company disposed of fully-depreciated machinery and equipment with a recorded cost of $5,927, $2,474 and $2,541 respectively.